Subsequent Events (Details) $ / shares in Units, € in Thousands, $ in Thousands							2 Months Ended	9 Months Ended
	Nov. 10, 2025 $ / shares	Nov. 04, 2025 USD ($)	Nov. 04, 2025 EUR (€)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 EUR (€)	Oct. 10, 2025 USD ($)	Nov. 20, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Aug. 05, 2025 $ / shares
Subsequent Events [Abstract]
Dividends paid								$ 843	$ 1,979
Equity method investment								$ 0	2,464
Repurchase of common stock (in shares) | shares								62,463
Average price of repurchased shares (in dollars per share) | $ / shares								$ 1.7
Repurchase of common stock								$ 107	$ 469
Regular Quarterly Dividend for Q2-2025 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared								Aug. 05, 2025
Dividend payable (in dollars per share) | $ / shares										$ 0.03
Dividend payable date								Oct. 10, 2025
Dividend record date								Aug. 18, 2025
Subsequent Event [Member]
Subsequent Events [Abstract]
Payment for pre-seed investment in maritime technology platform		$ 290	€ 250
Repurchase of common stock (in shares) | shares							48,579
Average price of repurchased shares (in dollars per share) | $ / shares							$ 1.67
Repurchase of common stock							$ 81
Subsequent Event [Member] | RGI [Member]
Subsequent Events [Abstract]
Equity method investment				$ 2,405	€ 2,100
Term of convertible loan facility				30 days	30 days
Convertible loan facility				$ 2,466	€ 2,100
Subsequent Event [Member] | Regular Quarterly Dividend for Q2-2025 [Member]
Subsequent Events [Abstract]
Dividends paid						$ 276
Subsequent Event [Member] | Regular Quarterly Dividend for Q3-2025 [Member]
Subsequent Events [Abstract]
Dividend payable, date declared	Nov. 10, 2025
Dividend payable (in dollars per share) | $ / shares	$ 0.09
Dividend payable date	Jan. 09, 2026
Dividend record date	Dec. 29, 2025